Financial risk management and derivative financial instruments - Disclosure of Short-term Deposits by Counterparty Credit Rating (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Short-term deposits	$ 632	$ 421
Money market funds	375	360
Repurchase agreement collateral	136	30
AAA credit rating [member]
Disclosure of credit risk exposure [line items]
Short-term deposits	0	0
Money market funds	375	360
Repurchase agreement collateral	110	22
AA plus credit rating [member]
Disclosure of credit risk exposure [line items]
Short-term deposits	0	0
Money market funds	0	0
Repurchase agreement collateral	6	2
AA credit rating [member]
Disclosure of credit risk exposure [line items]
Short-term deposits	0	0
Money market funds	0	0
Repurchase agreement collateral	0	6
AA minus Credit Rating [member]
Disclosure of credit risk exposure [line items]
Short-term deposits	129	66
Money market funds	0	0
Repurchase agreement collateral	20	0
A plus credit rating [member]
Disclosure of credit risk exposure [line items]
Short-term deposits	147	127
Money market funds	0	0
Repurchase agreement collateral	0	0
A credit rating [member]
Disclosure of credit risk exposure [line items]
Short-term deposits	258	141
Money market funds	0	0
Repurchase agreement collateral	0	0
A minus credit rating [member]
Disclosure of credit risk exposure [line items]
Short-term deposits	77	50
Money market funds	0	0
Repurchase agreement collateral	0	0
BBB plus and below [Member]
Disclosure of credit risk exposure [line items]
Short-term deposits	21	37
Money market funds	0	0
Repurchase agreement collateral	$ 0	$ 0